Accrued Salaries and Benefits	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Accrued Salaries and Benefits

Accrued salaries and benefits consisted of the following at December 31:

	2012	2011

Accrued Payroll	$21,000	$29,000
Accrued annual bonuses	173,000	176,000
Accrued severance	40,000	-
Accrued vacation	42,000	38,000
Other	4,000	-
	$280,000	$243,000